SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    William Harris Investors, Inc.
Address: 191 North Wacker Drive, Suite 1500
	 Chicago, IL 60606

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Chief Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   5/9/2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F INFORMATION TABLE
                                             VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MNGRS SOLE     SHARED   NONE
-------------------------- ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3-D SYSTEMS CORP             COM 88554D205      477    22300  SH         SOLE          22300
ADOLOR CORP                  COM 00724X102      714    30000  SH         SOLE          30000
ADVANCE AUTO PARTS, INC      COM 00751Y106     7474   179490  SH         SOLE         171390     8100
ADV LIFE SCIENCES, INC       COM 00765H107      334   100100  SH         SOLE         100100
ANADYS PHARM, INC            COM 03252Q408     1208    75000  SH         SOLE          75000
APPLEBEES INT'L, INC         COM 037899101     5655   230354  SH         SOLE         215900    14454
APTARGROUP, INC              COM 038336103     1233    22311  SH         SOLE                   22311
ARENA PHARM, INC             COM 040047102     1087    60000  SH         SOLE          60000
ARQULE, INC                  COM 04269E107     1091   190000  SH         SOLE         190000
ATI TECHNOLOGIES, INC        COM 001941103      206    12000  SH         SOLE          12000
AVANT IMUNOTHRPTICS, INC     COM 053491106      941   375000  SH         SOLE         350000    25000
                                                104    41500  SH      DEFINED                            41500
BEACON ROOF SUPPLY, INC      COM 073685109     3598    88545  SH         SOLE          82945     5600
BED BATH & BEYOND, INC       COM 075896100    11596   301982  SH         SOLE         301982
BIOENVISION, INC             COM 09059N100      771   108200  SH         SOLE         108200
BIOSANTE PHARM, INC          COM 09065V203     6551  1488798  SH         SOLE         829700   659098
                                                188    42764  SH      DEFINED                            42764
BROOKFIELD PPTYS             COM 112900105     1059    31000  SH         SOLE          31000
CANARC RESOURCE CORP         COM 13722D101     1538  2213500  SH         SOLE        2103750   109750
                                                 14    20000  SH      DEFINED                            20000
CAPITAL TRUST                COM 14052h506     3268   105000  SH         SOLE          98600     6400
CENDANT CORP                 COM 151313103     4337   250000  SH         SOLE         250000
CERADYNE, INC                COM 156710105      230     4600  SH         SOLE           4600
CHECK POINT SOFTWARE TECH    COM M22465104    13163   657500  SH         SOLE         632500    25000
CHORDIANT SOFTWARE, INC      COM 170404107     4558  1306000  SH         SOLE        1246000    60000
CHURCH & DWIGHT              COM 171340102      222     6000  SH         SOLE                    6000
COLEY PHARM GRP, INC         COM 19388P106      757    50000  SH         SOLE          50000
COLLECTORS UNIVERSE, INC     COM 19421R200     1078    77038  SH         SOLE          71638     5400
COMMUNITY HEALTH SYSTEMS     COM 203668108     4439   122800  SH         SOLE         119600     3200
CONCEPTUS                    COM 206016107     5139   392000  SH         SOLE         365100    26900
                                                103     7820  SH      DEFINED                             7820
CORGENTECH, INC              COM 21872P105      369    40056  SH         SOLE          40056
CUBIST PHARM, INC            COM 229678107      345    15000  SH         SOLE          15000
CURIS, INC                   COM 231269101     3305  1388500  SH         SOLE        1370000    18500
CV THERAPEUTICS, INC         COM 126667104     5814   263300  SH         SOLE         255100     8200
                                                 86     3900  SH      DEFINED                             3900
CYTRX CORP                   COM 232828301      461   243902  SH         SOLE         243902
DELPHI FIN'L GROUP, INC     CL A 247131105      336     6498  SH      DEFINED                             6498
DESIGN WITHIN REACH, INC     COM 250557105     4384   770500  SH         SOLE         732100    38400
                                                 84    14800  SH      DEFINED                            14800
DIAMONDROCK HOSPITALITY CO   COM 252784301     8652   626500  SH         SOLE         596600    29900
DIRECTV GROUP, INC           COM 25459L106      717    43706  SH         SOLE                   43706
DSP GROUP, INC               COM 23332B106      551    19000  SH         SOLE          19000
DYNAVAX TECH CORP            COM 268158102      808   134000  SH         SOLE         134000
EMBARCADERO TECH, INC        COM 290787100      633    90500  SH         SOLE          90500
ENDOLOGIX, INC               COM 29266S106      663   139514  SH         SOLE                  139514
                                                267    56191  SH      DEFINED                            56191
EXELIXIS PHARM               COM 30161Q104    11880   989142  SH         SOLE         598000   391142
                                                 87     7230  SH      DEFINED                             7230
FLIR SYSTEMS, INC            COM 302445101      398    14000  SH         SOLE          14000
FOREST CITY ENT, INC        CL A 345550107    12214   259043  SH         SOLE         110000   149043
                                                601    12750  SH      DEFINED                            12750
FOREST CITY ENT, INC        CL B 345550305    12320   261298  SH         SOLE         179100    82198
                                                123     2600  SH      DEFINED                             2600
GANNETT CO, INC              COM 364730101     9330   155700  SH         SOLE         155700
GENE LOGIC, INC              COM 368689105     7238  1577000  SH         SOLE        1555000    22000
GENERAL GROWTH PPTYS         COM 370021107     1733    35470  SH         SOLE          34170     1300
                                                108     2200  SH      DEFINED                             2200
GENZYME CORP                 COM 372917104    13576   201965  SH         SOLE         118720    83245
                                                672    10002  SH      DEFINED                            10002
GRUPO RADIO CENTRO           ADR 40049C102       57    10000  SH         SOLE                   10000
GTC BIOTHERAPEUTICS, INC     COM 36238T104     3205  2887287  SH         SOLE        2625475   261812
                                                112   101100  SH      DEFINED                           101100
HANA BIOSCIENCES, INC        COM 40963P105      787    75000  SH         SOLE          75000
HOST MARRIOTT                COM 44107P104     3702   173000  SH         SOLE         173000
ICON, PLC                    ADR 45103T107    10565   216100  SH         SOLE         212150     3950
ICOP DIGITAL, INC            COM 44930M203      109    25000  SH         SOLE          25000
INKSURE TECH                 COM 45727E106      380   100000  SH      DEFINED                           100000
INT'L SPEEDWAY               COM 460335201    10124   198900  SH         SOLE         191800     7100
IONA TECHNOLOGIES            ADR 46206P109      505   120000  SH         SOLE         120000
ISIS PHARMACEUTICALS         COM 464330109    22497  2497000  SH         SOLE        2062800   434200
                                                607    67400  SH      DEFINED                            67400
JER INVESTORS TRUST, INC     COM 46614H301     2800   168500  SH         SOLE         161800     6700
                                                 82     4910  SH      DEFINED                             4910
KOSAN BIOSCIENCES, INC       COM 50064W107      883   150000  SH         SOLE         150000
M-SYS FLASH DISK PIONEERS    COM M7061C100      643    24875  SH         SOLE          24875
MANUGISTICS GROUP            COM 565011103      216   100000  SH         SOLE         100000
MAPINFO CORP                 COM 565105103      435    31000  SH         SOLE          31000
MCDONALDS                    COM 580135101     9724   283000  SH         SOLE         283000
METABASIS THERAPEUTICS       COM 59101M105     1818   200000  SH         SOLE         200000
MHI HOSPITALITY              COM 55302L102     2844   303500  SH         SOLE         284000    19500
                                                 24     2550  SH      DEFINED                             2550
MICROISLET, INC              COM 59507Q106      398   211538  SH         SOLE         211538
MICRUS ENDOVASCULAR CORP     COM 59518V102    10612   842234  SH         SOLE         166635   675599
                                                754    59838  SH      DEFINED                            59838
MONEYGRAM INT'L, INC         COM 60935Y109     3975   129400  SH         SOLE         120900     8500
                                                 77     2500  SH      DEFINED                             2500
NUVEEN RE INC FUND           COM 67071B108     1179    51930  SH         SOLE                   51930
                                                 27     1200  SH      DEFINED                             1200
OPSWARE, INC                 COM 68383A101      720    84000  SH         SOLE          84000
ORTHOVITA, INC               COM 68750U102     5712  1379700  SH         SOLE        1309000    70700
PALATIN TECHNOLOGIES, INC    COM 696077304     1228   450000  SH         SOLE         400000    50000
                                                  4     1500  SH      DEFINED                             1500
PANACOS PHARM, INC           COM 69811Q106     2493   386579  SH         SOLE         386579
PDL BIOPHARMA, INC           COM 74369L103    11859   361550  SH         SOLE         239250   122300
                                                187     5700  SH      DEFINED                             5700
PETCO ANIMAL SUPPLIES, INC   COM 716016100     7580   321600  SH         SOLE         306500    15100
                                                 59     2500  SH      DEFINED                             2500
PETSMART                     COM 716768106    14181   503950  SH         SOLE         483100    20850
                                                 23      800  SH      DEFINED                              800
PLANTRONICS, INC             COM 727493108      354    10000  SH         SOLE          10000
PROLOGIS TRUST               COM 743410102     6805   127195  SH         SOLE         111572    15623
                                                 46      869  SH      DEFINED                              869
SAMARITAN PHARM, INC         COM 79586Q108      383   540000  SH         SOLE         540000
SANGAMO BIOSCIENCES, INC     COM 800677106      892   150000  SH         SOLE         150000
SENOMYX, INC                 COM 81724Q107    11436   694790  SH         SOLE         674790    20000
                                                 99     6000  SH      DEFINED                             6000
SILICON IMAGE, INC           COM 82705T102      361    35000  SH         SOLE          35000
SIMON PPTY GROUP, INC        COM 828806109     2275    27037  SH         SOLE          24440     2597
                                                 17      200  SH      DEFINED                              200
SONIC SOLUTIONS              COM 835460106     8891   490920  SH         SOLE         470220    20700
                                                168     9280  SH      DEFINED                             9280
SPEEDWAY MOTORSPORTS, INC    COM 847788106     4663   122040  SH         SOLE         115000     7040
STRATASYS, INC               COM 862685104    11040   374487  SH         SOLE         359787    14700
SYMANTEC CORP                COM 871503108     9331   554432  SH         SOLE         554432
TANOX, INC                   COM 87588q109     6158   317100  SH         SOLE         308100     9000
TEKELEC                      COM 879101103      239    19228  SH         SOLE                   19228
TELIK, INC                   COM 87959M109     6133   316800  SH         SOLE         275000    41800
TRIBUNE                      COM 896047107     5664   206500  SH         SOLE         206500
TYLER TECHNOLOGIES, INC      COM 902252105      220    20000  SH         SOLE          20000
US PHYSICAL THERAPY          COM 90337L108     7963   465403  SH         SOLE         395093    70310
                                                 60     3500  SH      DEFINED                             3500
VENTAS, INC                  COM 92276F100     3467   104500  SH         SOLE          95000     9500
                                                255     7700  SH      DEFINED                             7700
VIAD CORP                    COM 92552R406    11927   347925  SH         SOLE         332025    15900
                                                 21      625  SH      DEFINED                              625
WEBEX, INC                   COM 94767L109      337    10000  SH         SOLE          10000
WEBMETHODS, INC              COM 94768C108     6075   721500  SH         SOLE         675000    46500
WENDY'S INTL, INC            COM 950590109     5964    96100  SH         SOLE          92700     3400
WILLIAMS SONOMA              COM 969904101     1096    25840  SH         SOLE          25840
XOMA LTD                     COM G9825R107     4380  1912800  SH         SOLE        1728000   184800
                                                 53    23000  SH      DEFINED                            23000
ZEBRA TECH CORP CL A         COM 989207105     3175    71000  SH         SOLE          66000     5000

Form 13FSUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  133

Form 13F Information Table Value Total: $434,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
NONE